Income Tax (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Jun. 30, 2026 DKK (kr)
Income Tax [Line Items]
Tax rate	23.00%	23.00%
Income tax rate	25.00%
Deferred tax asset	$ 1,344,751		kr 8,811,906
Top of Range [Member]
Income Tax [Line Items]
Taxable income	75.00%
Austria [Member]
Income Tax [Line Items]
Corporate income tax	23.00%	23.00%
United States [Member]
Income Tax [Line Items]
Profit tax rate	21.00%
United Kingdom [Member]
Income Tax [Line Items]
Profit tax rate	25.00%